Pensions and other post-retirement benefits - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) director participant chairman	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Past service cost	$ (39,000,000)	$ (1,000,000)	$ 7,000,000
Surplus (deficit) at 31 December	2,955,000,000	2,584,000,000
Surplus (deficit) in plan, asset recognized	7,771,000,000	7,457,000,000
Remeasurements of the net pension and other post-employment benefit liability or asset	(221,000,000)	(360,000,000)	(2,262,000,000)
Fair value of plan assets
Disclosure of defined benefit plans [line items]
Surplus (deficit) at 31 December	2,955,000,000	2,584,000,000
Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	29,835,000,000	28,857,000,000	32,324,000,000
Legal and General Annuity [Member]
Disclosure of defined benefit plans [line items]
Employer contributions	2,183,000,000
Remeasurements of the net pension and other post-employment benefit liability or asset	(148,000,000)
Funded
Disclosure of defined benefit plans [line items]
Aggregate contributions	46,000,000	69,000,000	42,000,000
Expected aggregate contributions	100,000,000
Surplus (deficit) at 31 December	7,730,000,000	7,401,000,000
Funded | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Aggregate contributions	(3,000,000)	69,000,000
Funded | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	25,060,000,000	24,040,000,000
Funded | Closed plans [Member]
Disclosure of defined benefit plans [line items]
Aggregate contributions	$ 49,000,000	0	0
United Kingdom
Disclosure of defined benefit plans [line items]
Number of member-nominated directors in trustee board (director) | director	4
Number of company-nominated directors In trustee board (director) | director	4
Number of company-nominated independent directors in trustee board (director) | director	1
Number of company-nominated independent chairman in trustee board (chairman) | chairman	1
Past service cost	$ 0	0	4,000,000
Contribution coverage period	5 years
Surplus (deficit) at 31 December	$ 6,569,000,000	5,942,000,000
Surplus (deficit) in plan, asset recognized	6,697,000,000	6,083,000,000
United Kingdom | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Surplus (deficit) at 31 December	6,569,000,000	5,942,000,000
United Kingdom | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	18,020,000,000	17,324,000,000	19,579,000,000
United Kingdom | Government issued nominal bondsd
Disclosure of defined benefit plans [line items]
Government issued nominal bonds under liability driven investments LDI	3,702,000,000	4,970,000,000
United Kingdom | Government issued index-linked bondsd
Disclosure of defined benefit plans [line items]
Index linked bonds under liability driven investments	10,805,000,000	11,105,000,000
United Kingdom | Legal and General Annuity [Member] | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	2,035,000,000
United Kingdom | Funded
Disclosure of defined benefit plans [line items]
Surplus (deficit) at 31 December	6,696,000,000	6,083,000,000
United Kingdom | Funded | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Aggregate contributions	9,000,000	9,000,000
United Kingdom | Funded | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 17,893,000,000	17,183,000,000
US
Disclosure of defined benefit plans [line items]
Number of companies employees serving as investment committee members (employee) | participant	5
Past service cost	$ 0	0	0
Surplus (deficit) at 31 December	(453,000,000)	(265,000,000)
Surplus (deficit) in plan, asset recognized	921,000,000	1,009,000,000
US | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Surplus (deficit) at 31 December	(453,000,000)	(265,000,000)
US | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,805,000,000	5,524,000,000	5,837,000,000
US | Funded
Disclosure of defined benefit plans [line items]
Surplus (deficit) at 31 December	921,000,000	1,009,000,000
US | Funded | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Aggregate contributions	0	0
US | Funded | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	4,431,000,000	4,250,000,000
Germany
Disclosure of defined benefit plans [line items]
Past service cost	6,000,000
Germany | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	2,976,000,000	3,086,000,000
NETHERLANDS
Disclosure of defined benefit plans [line items]
Past service cost	(40,000,000)
Surplus (deficit) in plan, asset recognized	0
NETHERLANDS | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Surplus (deficit) at 31 December	277,000,000
Eurozone
Disclosure of defined benefit plans [line items]
Past service cost	(39,000,000)	(1,000,000)	5,000,000
Surplus (deficit) at 31 December	(3,021,000,000)	(2,995,000,000)
Surplus (deficit) in plan, asset recognized	93,000,000	273,000,000
Eurozone | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Surplus (deficit) at 31 December	(3,021,000,000)	(2,995,000,000)
Eurozone | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,031,000,000	5,002,000,000	$ 5,537,000,000
Eurozone | Funded
Disclosure of defined benefit plans [line items]
Surplus (deficit) at 31 December	84,000,000	261,000,000
Eurozone | Funded | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Aggregate contributions	16,000,000	46,000,000
Eurozone | Funded | Accrued benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	$ 1,926,000,000	$ 1,746,000,000